ORDINARY SHARES AND PREFERRED SHARES	12 Months Ended
Dec. 31, 2018
ORDINARY SHARES AND PREFERRED SHARES
ORDINARY SHARES AND PREFERRED SHARES

9. ORDINARY SHARES AND PREFERRED SHARES

On April 27, 2018, the Company was authorized to issue 50,000,000 shares of common stock, at par value of USD 0.001 per share. And 1 share was issued and outstanding on that date. On May 16, 2018, the board approved a share split of 1 to 100, and re‑designation of common stock to Class A ordinary shares. As a result, 5,000,000,000 shares was authorized at par value of USD 0.00001 per share. As part of the Reorganization which occurred in September 2018, an aggregate number of 198,347,168 ordinary shares was issued. At the same time, the 100 shares outstanding before the Reorganization was surrendered to the Company.  The ordinary shares include 16,512,156 Class A ordinary shares, 39,820,586 Class B ordinary shares and 142,014,426 Class C ordinary shares. Each Class A and each Class C ordinary share is entitled to one vote and each Class B ordinary share is entitled to twenty votes on all matters that are subject to shareholder vote. All classes of ordinary shares are entitled to the same dividend right. Class B and Class C ordinary shares could be converted into Class A ordinary shares, at the option of the holders, on one-for-one basis. All Class B ordinary shares are beneficially owned by Mr. Zhou, the Chairman of the Company. All Class C ordinary shares were automatically converted to Class A ordinary shares immediately as of completion of the IPO.

On December 14, 2018, the Company completed its IPO on the NASDAQ Global Market. In this offering, 3,100,000 ADSs, representing 6,200,000 Class A Ordinary Shares, were issued at a price of US$16.50 per ADS. The aggregate proceeds received by the Company from the IPO, net of issuance costs, were approximately RMB 297,860 (USD 43,308).

Before the Reorganization occurred in September 2018, there are several rounds of financing into Qibutianxia with some equity interest having preference rights. In 2016 before Qiyu was established, RMB 100,000 equity interest were subscribed by the shareholders who have the preference rights (Series A preferred equity interest). In April 2017, RMB 722,770 equity interest were subscribed by the shareholders who have the preference rights. And in January 2018, RMB 1,451,300 equity interest were subscribed by the shareholders who have the preference rights. Collectively, these equity interest issued in 2017 and 2018 were grouped as Series A+ preferred equity interest.

Upon Reorganization in September 2018, in addition to the 198,347,168 ordinary shares issued, the Company issued an aggregate of 10,375,744 Series A convertible redeemable preferred shares and 47,792,100 Series A+ convertible redeemable preferred shares to the preferred equity interest holders, all in the same proportion, in exchange for their equity interest in the carved entities of Qiyu, Fuzhou Microcredit and Fuzhou Guarantee. The preference rights held by the shareholders of Series A and Series A+ convertible redeemable preferred shares are substantially the same as the interest they held in Qibutianxia. At the same time, the Company issued 24,937,695 Series B convertible redeemable preferred shares to certain third party new investors for a total cash consideration of USD 203,500 (RMB 1,393,812). The terms of the all the Series A, Series A+ and Series B convertible redeemable preferred shares (collectively as “Preferred Shares”) are substantially the same. The key terms include the following:

Voting Rights

The holders of the convertible redeemable preferred shares and ordinary shares shall vote together as one class on all resolutions. The holder of each convertible redeemable preferred shares has the number of votes as equals to the number of Class A ordinary shares then issuable upon their conversion into Class A ordinary shares.

Redemption

At the request of the majority of the holders of the convertible redeemable preferred shares, the convertible redeemable preferred shares are redeemable at any time when the Company fails to complete an IPO on or before June 30, 2022 or any material breach of the Transaction Documents (including the Shareholders’ Agreement and Memorandum and Articles as amended from time to time), at a redemption price at least equal to the sum of the deemed issue price, plus an amount accruing at 8% per annum and all declared but unpaid dividends.

Liquidation Preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders of the convertible redeemable preferred shares shall be entitled to receive, prior to the holders of the ordinary shares, at the amount representing higher of a deemed liquidation price and an equivalent redemption price. The liquidation preference could be exercised in the sequence of Series B convertible redeemable preferred shares, Series A+ convertible redeemable preferred shares and Series A convertible redeemable preferred shares.

Conversion rights

Each preferred share shall be convertible, at the option of the holder thereof, at any time into Class A ordinary shares. And all outstanding convertible redeemable preferred shares shall automatically be converted into Class A ordinary shares, at the then effective conversion rate upon either (a) the occurrence of an IPO, or (b) when specified by vote or written consent of the holders of at least two thirds of the then outstanding convertible redeemable preferred shares and Class C Ordinary Shares voting together as a single class on an as-converted basis.

Dividends

The holders of the convertible redeemable preferred shares and ordinary shares are entitled to the dividend pari passu based on the number of shares they own on an as-converted basis once a dividend is authorized.

Given the key terms described above, the Company classified the Preferred Shares as mezzanine equity and recorded them at fair value on the issuance date. The Company has determined that there were no beneficial conversion features ("BCF") attributable to the Preferred Shares as effective conversion price was higher than the fair value of the ordinary shares on the commitment date. The Company determined the fair value of ordinary shares with the assistance of an independent third party valuation firm.

The Company treated the issuance of Series A and A+ convertible redeemable preferred shares as new issuance and an extinguishment of the equity interest with preference rights existing before the Reorganization as the legal form between the two is different and the preference rights received were not exactly the same before and after the Reorganization. Accordingly, the Series A and A+ convertible redeemable preferred shares were recorded at fair value. As the Series A convertible redeemable preferred shares and Series A+ convertible redeemable preferred shares were issued as part of the Reorganization with no cash consideration, the Company accounted for the issuance of Series A and A+ convertible redeemable preferred shares in the manner as deemed dividends to shareholders and charged the fair value of the convertible redeemable preferred shares against retained earnings or, in the absence of retained earnings, by charging against additional paid-in capital. The changes in equity related to the recognition of Series A and A+ convertible redeemable preferred shares is disclosed in the combined and combined and consolidated statement of changes in shareholders' equity.

Upon issuance, the Company determined that redemption was not probable and did not accrete the Preferred Shares to the redemption value.  Immediately upon the completion of the IPO, all outstanding convertible redeemable preferred shares were automatically converted into Class A ordinary shares on a one-for-one basis. The following is the roll forward of the carrying amounts of Preferred Shares for the year ended December 31, 2018:

Year ended
December 31, 2018
RMB
Balance as of January 1, 2018	—
Issuance of Series A convertible redeemable preferred shares to investors	531,106
Issuance of Series A+ convertible redeemable preferred shares to investors	2,566,627
Issuance of Series B convertible redeemable preferred shares to investors	1,393,812
Conversion of convertible redeemable preferred shares to ordinary shares upon IPO	(4,491,545)
Balance as of December 31, 2018	—

As of December 31, 2018, there were 287,652,707 ordinary shares outstanding, par value $0.00001 per share, being the sum of 247,832,121 Class A ordinary shares and 39,820,586 Class B ordinary shares.